Retirement Plans - Expected future benefit payments of US plan (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2016	$ 1,422
2017	1,453
2018	1,481
2019	1,764
2020	1,934
2021 - 2025	12,936
US Plan
Defined Benefit Plan Disclosure [Line Items]
2016	988
2017	1,023
2018	1,054
2019	1,240
2020	1,396
2021 - 2025	9,904
Benefits equalization plan
Defined Benefit Plan Disclosure [Line Items]
2016	434
2017	430
2018	427
2019	524
2020	538
2021 - 2025	$ 3,032